Document and Entity Information	Jun. 15, 2023
Cover [Abstract]
Entity Registrant Name	Victoria's Secret & Co.
Amendment Flag	false
Entity Central Index Key	0001856437
Document Type	8-K
Document Period End Date	Jun. 15, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40515
Entity Tax Identification Number	86-3167653
Entity Address, Address Line One	4 Limited Parkway East
Entity Address, City or Town	Reynoldsburg
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43068
City Area Code	(614)
Local Phone Number	577-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	VSCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false